SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

15 — SUPPLEMENTAL CASH FLOW INFORMATION

The table below provides a summary of non-cash investing and financing activities:

	Nine Months Ended December 31,
	2016	2015
Cancellation of common stock	$0	$602,214
Conversion of preferred stock and dividends to common stock	1,054,016	0
Repurchase of common stock for debt forgiveness	4,636,905	0
Conversion of sub debt and interest for common stock	349,350	1,204,000
Acquisition of intangible assets for costs remaining in accounts payable	204,765	0
Reclassification of derivative liability on equity exchange	0	620,603
Preferred stock dividends, issued and accrued	277,980	0
Issuance of warrants – debt modification	32,365	1,358,512
Cash paid during the period for:
Interest paid, net of amounts capitalized	320,364	1,006,998
Income Taxes Paid	0	0

18 — SUPPLEMENTAL CASH FLOW INFORMATION

The table below provides a summary of non-cash activities for the fiscal years ended March 31:

	2016	2015
Common stock issued in exchange for residual portfolios	0	3,150
Subordinated debt converted to common stock	175,000	300,000
Issuance of warrants with debt	2,340,549	704,646
Exchange of warrants with related party	314,623	0
Cancellation of warrants for DPPL shares	1,265,553	0
Cancellation of common stock for DPPL shares	602,214	0
Common stock issued in exchange for advisory services	1,610,217	373,249
Interest paid, net of amounts capitalized	1,752,324	2,579,757
Financing costs associated with sale of U.S. Operations	1,072,732	0
Taxes Paid	0	0